Prepaid Expenses and Other Assets, Current - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Decrease to prepaid facility and manufacturing		$ 2.0
Increase in Other Receivables		10.5	$ 8.4
Proceeds from license fees received	$ 1.5
Capitalized implementation costs		$ 1.7